Cash and Cash Equivalents (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances		$ 32,145		$ 43,990
Cash equivalents (see Note 3.5)		65,262		63,634
Cash and cash equivalents	$ 4,748	$ 97,407	$ 5,246	$ 107,624	$ 65,562	$ 62,047